Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income/(loss)		€ 11,220	€ (23,698)	€ (164,476)
Adjustments to reconcile net income/(loss) to net cash provided by:
Depreciation (property and equipment, internal-use software and website development)		4,141	3,725	4,421
Amortization of intangible assets	[1]	1,792	23	135
Goodwill and intangible assets impairment loss		0	30,148	196,127
Share-based compensation		7,832	8,451	9,505
Deferred income taxes		(3,304)	(9,751)	(3,501)
Foreign exchange (gains)/losses		(604)	(280)	632
Expected credit losses, net		(43)	89	640
Gain on deconsolidation of subsidiaries		0	(81)	0
Gain on disposal of fixed assets		(10)	(2)	(18)
Loss from equity method investments		2,166	1,705	221
Gain on step acquisition		(3,246)	0	0
Gain on sale of intangible assets		(194)	0	0
Changes in operating assets and liabilities:
Accounts receivable, including related party		(9,421)	(4,305)	6,691
Prepaid expenses and other assets		3,765	5,586	(3,565)
Accounts payable		5,295	6,898	(2,389)
Payroll liabilities		299	(1,956)	(935)
Accrued expenses and other liabilities		(7,999)	(671)	1,358
Deferred revenue		(277)	(135)	(513)
Advances from travelers		(10,425)	0	0
Taxes payable/receivable, net		6,744	4,504	(16,532)
Net cash provided by operating activities		7,731	20,250	27,801
Investing activities:
Purchase of investments		(2,240)	0	(25,225)
Proceeds from sales and maturities of investments		11,240	25,225	45,000
Business acquisition, net of cash acquired		(14,986)	0	0
Capital expenditures, including internal-use software and website development		(4,512)	(2,800)	(3,514)
Investment in equity-method investees		0	(10,211)	0
Proceeds from sale of fixed assets		13	6	28
Proceeds from sale of intangible assets		239	0	0
Proceeds from receipt of tax credits		1,020	0	0
Net cash provided by/(used in) investing activities		(9,226)	12,220	16,289
Financing activities:
Proceeds from exercise of option awards		0	0	365
Payment of withholding taxes on net share settlements of equity awards		(1,173)	(699)	(6,380)
Repayment of other non-current liabilities		(92)	(75)	(46)
Dividend paid to shareholders		0	0	(184,381)
Net cash used in financing activities		(1,265)	(774)	(190,442)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(256)	202	(385)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(3,016)	31,898	(146,737)
Cash, cash equivalents and restricted cash at beginning of year		134,087	102,189	248,926
Cash, cash equivalents and restricted cash at end of year		131,071	134,087	102,189
Supplemental cash flow information:
Cash paid for interest		42	16	12
Cash received for interest		2,488	3,571	5,271
Cash paid for taxes, net of (refunds)		268	(1,518)	32,985
Non-cash investing and financing activities:
Receipt of tax credits		€ 0	€ 1,020	€ 0

[1]

(2) Includes amortization as follows:
Amortization of internal use software and website development costs included in technology and content	€3,158	€3,185	€3,085
Amortization of acquired technology included in amortization of intangible assets	1,792	23	135